CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,193	$ 641	$ 3,575	$ 2,054	$ 2,874	$ 4,016
Less: cost of revenue	1,073	612	3,321	1,923	2,775	4,013
Gross profit	120	29	254	131	99	3
Operating Expenses:
General and administrative	897	1,398	3,592	3,851	4,048	3,915
Engineering, research and development	132	122	259	559	466	916
Sales and marketing	561	299	1,699	900	1,168	533
Option expense					2,066	663
Total operating expenses	1,590	1,819	5,550	5,310	7,748	6,027
Loss from operations	(1,470)	(1,790)	(5,296)	(5,179)	(7,649)	(6,024)
Other income (expense):
Warrant expense	(1,799)	0	(1,799)	0	(107)	(1,925)
Gain on payroll tax settlement					2,263	0
Derivative liability income (loss)	(653)	2,635	403	(321)	(293)	937
Loss on extinguishment of debt	(2,042)	(614)	(2,042)	(614)	(614)	(3,285)
Interest and other expense, net	(263)	(1,150)	(2,751)	(2,311)	(3,376)	(2,687)
Equity in losses of joint venture	(117)	(3)	(386)	(67)	(74)	0
Total other income (expense)					(2,201)	(6,960)
Net loss	(6,344)	(922)	(11,871)	(8,492)	(9,850)	(12,984)
Net loss attributable to noncontrolling interest	17	0	57	0
Net loss attributable to ThermoEnergy Corporation	(6,327)	(922)	(11,814)	(8,492)	(9,850)	(12,984)
Deemed dividend on Series B Convertible Preferred Stock	(4,045)	(6,900)	(4,271)	(6,900)	(6,900)	(2,749)
Net loss attributable to ThermoEnergy Corporation common stockholders	$ (10,372)	$ (7,822)	$ (16,085)	$ (15,392)	$ (16,750)	$ (15,733)
Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted (in dollars per share)	$ (0.18)	$ (0.15)	$ (0.28)	$ (0.29)	$ (0.31)	$ (0.30)
Weighted average shares used in computing loss per share, basic and diluted (in shares)	56,867,098	53,679,473	56,506,905	53,679,473	54,041,586	52,742,611